Long Term Deposits and Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Long Term Deposits and Other Assets [Abstract]
Schedule of Long Term Deposits and Other Assets	Long term deposits and other assets consist of the following:
	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Rent deposits	684	457	64
Advertising deposits	269	269	38
Long term deposits and other assets	953	726	102